Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Parenthetical) - shares	Dec. 31, 2021	Dec. 31, 2020
Common stock, shares outstanding	97,122,405	10,795,372
Forfeiture Shares [Member]
Common stock, shares outstanding	1,006,250	0